Insurance claims - Schedule of Insurance Claims (Details) £ in Millions	12 Months Ended
Dec. 31, 2021 GBP (£)
Insurance claims [Line Items]
Total insurance claims and changes in insurance and investment contract liabilities	£ 21,120 [1]
Insurance claims
Insurance claims [Line Items]
Gross claims and surrenders	(9,063)
Reinsurers' share	285
Receipts from premiums and claims annuities and other policy benefits, net of reinsurers share	(20,833)
Change in unallocated surplus	35
Total insurance claims and changes in insurance and investment contract liabilities	21,120
Insurance claims | Other assets
Insurance claims [Line Items]
Reinsurers' share	290
Insurance claims | Financial assets at fair value through profit or loss
Insurance claims [Line Items]
Expenses arising from reinsurance held	5
Insurance claims | Life insurance and participating investment contracts
Insurance claims [Line Items]
Total insurance claims and changes in insurance and investment contract liabilities	(20,798)
Insurance claims | Non-life insurance
Insurance claims [Line Items]
Total non-life insurance claims, net of reinsurance	(322)
Insurance claims | Participating investment contracts
Insurance claims [Line Items]
Change in insurance and participating investment contracts	(7,474)
Adjustments for increase (decrease) in insurance, reinsurance and investment contract liabilities	(16,537)
Insurance claims | Non-participating investment contracts
Insurance claims [Line Items]
Adjustments for increase (decrease) in insurance, reinsurance and investment contract liabilities	(21,118)
Change in non-participating investment contracts	(4,581)
Deaths | Insurance claims
Insurance claims [Line Items]
Gross claims and surrenders	(790)
Maturities including surrenders | Insurance claims
Insurance claims [Line Items]
Gross claims and surrenders	(6,915)
Annuities | Insurance claims
Insurance claims [Line Items]
Gross claims and surrenders	(1,194)
Other | Insurance claims
Insurance claims [Line Items]
Gross claims and surrenders	£ (164)

[1]	2 Restated for presentational changes; see note 1.